Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 31,621	$ 28,421
Less: Accumulated depreciation		(16,866)	(13,972)
Property and equipment, net	$ 13,967	14,755	14,449
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		19,113	11,307
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,374	4,752
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,386	8,925
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,040	1,299
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,505	1,351
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,203	$ 787